Putnam Core Bond Fund
The fund's portfolio
7/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,804,991	$2,911,870
6.00%, with due dates from 2/20/53 to 11/20/53	4,089,603	4,184,443
5.50%, with due dates from 5/20/49 to 7/20/53	2,600,937	2,634,798
5.00%, with due dates from 5/20/49 to 8/20/53	1,030,767	1,022,920
4.50%, TBA, 8/1/54	1,000,000	968,962
4.00%, TBA, 8/1/54	1,000,000	944,585
4.00%, with due dates from 6/20/49 to 1/20/51	4,456,877	4,254,300
3.50%, TBA, 8/1/54	1,000,000	919,429
3.50%, with due dates from 10/20/49 to 11/20/49	102,909	93,828
3.00%, with due dates from 11/20/53 to 1/20/54(FWC)	3,999,336	3,581,426
3.00%, with due dates from 6/20/50 to 2/20/53	3,110,789	2,738,699
2.50%, TBA, 8/1/54	2,000,000	1,721,433
2.00%, TBA, 8/1/54	2,000,000	1,658,046

		27,634,739
U.S. Government Agency Mortgage Obligations (25.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	74,048	76,078
6.00%, 5/1/53	1,174,156	1,199,327
5.50%, with due dates from 7/1/49 to 11/1/53	4,463,600	4,503,392
4.50%, 2/1/53	301,247	290,629
4.00%, 4/1/52	864,762	812,032
3.00%, with due dates from 8/1/50 to 3/1/52	2,598,947	2,307,150
2.50%, with due dates from 10/1/50 to 4/1/52	6,917,344	5,916,056
2.00%, with due dates from 3/1/51 to 1/1/52	4,038,950	3,260,575
2.00%, 9/1/35	676,587	611,606
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,256,058	1,290,780
6.00%, with due dates from 4/1/53 to 10/1/53	2,874,593	2,941,556
5.50%, with due dates from 4/1/50 to 11/1/53	14,282,670	14,426,793
5.00%, with due dates from 1/1/49 to 8/1/49	71,951	71,927
4.50%, 1/1/53	599,072	577,958
4.00%, 5/1/52	882,315	832,588
3.50%, with due dates from 7/1/50 to 4/1/52	5,336,821	4,885,868
3.00%, with due dates from 9/1/50 to 4/1/51	1,831,573	1,618,072
2.50%, with due dates from 3/1/51 to 3/1/52	2,456,535	2,102,803
2.00%, with due dates from 9/1/50 to 3/1/52	5,945,838	4,845,462
2.00%, 3/1/37	2,750,159	2,481,524
1.50%, 9/1/51	1,768,612	1,363,210
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	8,000,000	8,205,097
6.00%, TBA, 8/1/54	5,000,000	5,071,684
5.00%, TBA, 8/1/54	7,000,000	6,894,084
4.50%, TBA, 8/1/54	1,000,000	963,377
3.50%, TBA, 8/1/54	3,000,000	2,722,194
3.00%, TBA, 8/1/54	13,000,000	11,346,047
3.00%, TBA, 8/1/39	1,000,000	940,494
2.50%, TBA, 8/1/54	20,000,000	16,773,701
2.50%, TBA, 8/1/39	2,000,000	1,839,098
2.00%, TBA, 8/1/54	22,000,000	17,702,260
1.50%, TBA, 8/1/39	2,000,000	1,746,885

		130,620,307

Total U.S. government and agency mortgage obligations (cost $155,577,636)		$158,255,046

U.S. TREASURY OBLIGATIONS (31.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.25%, 5/15/42	$5,000,000	$4,292,383
3.00%, 2/15/49	18,000,000	14,075,859
3.00%, 2/15/47	12,000,000	9,501,094
2.875%, 5/15/49	3,740,000	2,853,503
2.75%, 8/15/42	15,000,000	11,923,242
2.375%, 5/15/51	2,900,000	1,973,359
2.00%, 8/15/51	18,350,000	11,390,619
U.S. Treasury Notes
3.375%, 5/15/33	13,640,000	12,977,181
2.75%, 8/15/32	12,400,000	11,332,438
2.75%, 2/15/28	17,300,000	16,577,590
1.875%, 2/28/29	14,200,000	12,975,805
1.625%, 9/30/26	9,450,000	8,946,861
1.625%, 5/15/26	15,500,000	14,780,098
1.625%, 2/15/26	6,400,000	6,134,750
1.50%, 2/15/30	7,090,000	6,231,168
0.375%, 7/31/27	9,750,000	8,744,722
0.25%, 9/30/25	4,160,000	3,955,169

Total U.S. treasury obligations (cost $160,006,599)		$158,665,841

CORPORATE BONDS AND NOTES (28.7%)(a)
	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$1,150,000	$1,203,964
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	365,000	374,925
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	216,000	194,329
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	296,000	299,610
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	936,000	943,445
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	422,000	449,128
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	396,000	344,077
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	178,504
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	88,251
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	77,000	65,792
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	156,266
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	500,000	483,152
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	103,000	119,190

		4,900,633
Capital goods (1.7%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	350,000	350,694
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	745,000	755,072
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	409,000	381,405
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	208,000	194,761
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	656,879
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	603,000	621,499
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	333,000	352,858
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	171,000	179,574
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	81,000	83,820
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	39,000	39,862
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	225,000	236,664
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,219,000	1,123,642
MasTec, Inc. sr. unsec. notes 5.90%, 6/15/29	765,000	780,005
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,095,000	1,114,978
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	481,000	488,085
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,098,000	1,103,072
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	403,618

		8,866,488
Communication services (1.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	440,000	382,143
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28(R)	225,000	229,950
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29(R)	925,000	890,103
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	481,000	435,460
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	372,000	348,965
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	422,195
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	424,219
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	671,000	549,026
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	180,000	178,043
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	59,000	44,595
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	33,000	32,786
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	125,000	120,451
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	505,000	487,286
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	760,000	702,578
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	740,000	742,667
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	73,195
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	293,000	268,154
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	284,327
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,577,000	1,580,216
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	431,534
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	508,000	576,713
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	174,193

		9,378,799
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	144,890
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	80,000	48,627
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	375,000	381,010
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	93,908
Home Depot, Inc./The sr. unsec. notes 4.95%, 6/25/34	299,000	302,051
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	299,000	297,756
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	333,000	337,208
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	675,562
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	63,856
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	160,486
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	364,000	369,765
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	98,000	83,734
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	705,000	705,589
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	205,000	207,448
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	155,000	155,920
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,075,000	1,112,391
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	530,000	548,343
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	265,000	185,467
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	435,000	401,007
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	475,000	438,028
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	181,048
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	90,000	74,763
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	655,000	636,078
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	185,026
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	171,000	182,444
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	455,000	429,905
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	272,000	266,426
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	512,000	404,159
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	918,000	796,746

		9,869,641
Consumer staples (1.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	460,000	472,754
Ashtead Capital, Inc. 144A company guaranty sr. unsec. FRN 5.80%, 4/15/34	375,000	381,784
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	298,177
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	265,000	270,474
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	62,000	72,250
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,272,050
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	841,000	900,518
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	106,000	106,580
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	523,000	474,036
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,034,000	1,044,230
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	72,000	73,384
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	77,000	74,494
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	310,000	344,402
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	1,013,000	1,030,070

		6,815,203
Energy (1.3%)
Canadian Natural Resources, Ltd. sr. unsec. notes 7.20%, 1/15/32 (Canada)	621,000	698,487
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	881,236
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	162,000	141,450
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	242,000	262,447
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	229,000	239,081
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	819,000	920,459
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	805,000	809,911
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	310,000	312,094
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	311,000	327,385
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	180,000	190,325
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	63,000	65,927
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	555,828
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	72,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	840,000	832,781
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	486,000	471,433

		6,780,908
Financials (10.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	430,000	378,763
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,435,000	1,444,637
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	379,929
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	805,000	826,315
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	450,000	415,588
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	410,000	424,724
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	486,000	547,346
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	1,000,000	1,005,437
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	624,515
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	390,000	380,189
Athene Global Funding 144A notes 5.526%, 7/11/31	810,000	821,842
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	306,000	312,421
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	680,000	693,755
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	168,760
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	690,000	693,088
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	400,000	457,544
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,200,000	1,287,684
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	90,000	92,062
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,880,000	1,660,423
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,062,265
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	923,000	830,859
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	440,306
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	580,000	587,054
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,300,000	1,288,180
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	455,000	463,905
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	465,000	520,274
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	211,000	167,931
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	567,000	568,846
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	88,000	91,394
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	90,000	80,201
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,496,099
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	368,000	365,998
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,021,000	1,045,918
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	960,000	987,319
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	170,241
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	586,940
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	236,854
Deutsche Bank AG sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	445,000	464,871
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	761,000	754,868
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	144,000	140,375
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	480,000	487,787
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	339,220
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	91,000	57,651
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	365,000	380,501
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	726,988
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	279,300
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	465,000	478,378
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	414,000	444,451
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,037,000	1,035,920
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	649,808
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	515,571
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	103,000	82,403
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	143,789
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	342,000	355,135
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	660,000	659,974
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	439,594
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,471,000	1,524,170
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	1,970,000	1,763,976
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	72,000	68,974
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	316,879
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	327,494
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,085,000	2,105,019
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	459,000	467,076
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,254,910
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	253,172
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	66,000	67,816
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	232,384
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	720,000	687,831
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	610,898
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,028,201
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	400,000	423,326
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	465,000	485,971
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	420,000	414,396
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	576,000	589,151
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	815,000	827,646
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	660,979
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	235,498
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	324,000	261,324
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	140,000	138,522
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	155,000	151,140
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	250,000	234,843
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,607,000	1,546,151
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,413,419
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	371,770
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	108,000	99,092
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	131,000	94,702

		50,698,920
Health care (2.2%)
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	679,000	692,584
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	450,000	453,383
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	659,000	664,492
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	206,000	211,556
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	900,000	851,143
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	936,000	911,772
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	404,000	351,836
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	227,778
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	481,000	460,356
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	155,000	158,917
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	148,337
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	692,000	697,758
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	527,000	535,967
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	77,000	69,353
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	293,921
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	206,904
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	300,000	306,096
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	864,000	853,856
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	233,482
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	318,644
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	484,000	483,801
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	432,000	435,074
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	124,011
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	574,000	607,869
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	270,000	264,002
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	547,036
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	106,000	91,584

		11,201,512
Technology (2.2%)
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	146,000	148,191
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	243,000	246,507
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	288,000	277,550
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,006,000	1,936,896
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	456,000	459,905
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	639,000	653,804
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	171,000	156,472
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	40,973
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	368,000	386,888
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	414,701
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	607,000	637,931
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	350,000	365,159
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,232,000	1,258,114
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	152,000	133,458
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	206,000	209,758
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,156,000	1,057,899
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	517,000	406,536
Oracle Corp. sr. unsec. notes 6.50%, 4/15/38	265,000	291,581
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	620,000	548,796
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	923,000	864,290
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	41,000	32,031
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	247,000	157,938
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	224,000	148,827
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	175,000	154,720

		10,988,925
Transportation (0.6%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	147,876
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	700,000	701,548
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	203,719
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	390,000	393,021
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	575,000	582,205
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	895,000	921,162

		2,949,531
Utilities and power (4.6%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	211,000	177,697
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	326,441
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	568,627
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	298,549
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	239,000	204,117
CenterPoint Energy Resources Corp. sr. unsec. notes 5.40%, 7/1/34	342,000	345,845
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	558,000	614,847
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	229,000	244,500
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	450,000	448,718
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,005,000	1,032,692
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	510,000	511,998
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54	113,000	113,162
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	157,000	159,429
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	400,000	401,689
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	900,000	919,211
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	89,000	85,468
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	630,000	598,657
Enel Finance International NV 144A company guaranty sr. unsec. notes 7.50%, 10/14/32 (Netherlands)	600,000	681,955
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	493,065
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	1,190,000	1,203,656
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	292,714
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	889,415
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	319,000	314,799
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	517,000	527,647
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,090,000	1,108,241
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	653,000	667,322
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	252,000	252,152
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	603,000	696,458
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	206,616
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	445,000	446,898
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,156,934
NiSource, Inc. sr. unsec. notes 5.20%, 7/1/29	755,000	766,878
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	695,000	664,407
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	383,000	356,003
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	289,687
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,227,000	1,260,937
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	162,000	138,225
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	450,000	468,079
PacifiCorp sr. bonds 2.70%, 9/15/30	188,000	166,658
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	170,000	168,062
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	301,000	308,236
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	594,000	618,915
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	70,000	72,248
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	517,000	529,464
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	130,000	124,963
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	650,000	628,086
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	571,000	620,658

		23,171,025

Total corporate bonds and notes (cost $142,257,464)		$145,621,585

MORTGAGE-BACKED SECURITIES (13.0%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (5.6%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.592%, 1/20/37 (Cayman Islands)	$469,147	$465,412
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.529%, 11/17/38 (Cayman Islands)	394,896	393,436
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.754%, 11/15/54(WAC)	35,962,409	724,330
FRB Ser. 18-BN10, Class XA, IO, 0.689%, 2/15/61(WAC)	38,325,145	778,480
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	521,000	457,431
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	324,282	334,371
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.798%, 12/16/36 (Cayman Islands)	370,511	368,438
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.518%, 11/16/38 (Cayman Islands)	362,955	361,728
FRB Ser. 21-FL8, Class A, 6.368%, 1/18/36 (Cayman Islands)	236,417	235,364
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.691%, 1/15/53(WAC)	9,002,196	247,188
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	282,062
FRB Ser. 16-C4, Class XA, IO, 1.595%, 5/10/58(WAC)	6,690,446	129,584
Citigroup Commercial Mortgage Trust
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	346,000	344,828
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	423,000	402,809
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.663%, 5/10/47(WAC)	989,000	890,349
FRB Ser. 15-LC19, Class C, 4.238%, 2/10/48(WAC)	342,000	319,855
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,051,591
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	418,000	397,010
FRB Ser. 14-UBS4, Class XA, IO, 0.938%, 8/10/47(WAC)	1,998,149	20
FRB Ser. 14-CR20, Class XA, IO, 0.859%, 11/10/47(WAC)	16,131,512	161
FRB Ser. 15-CR23, Class XA, IO, 0.819%, 5/10/48(WAC)	17,059,703	64,266
FRB Ser. 15-CR22, Class XA, IO, 0.81%, 3/10/48(WAC)	9,683,274	12,221
FRB Ser. 15-LC21, Class XA, IO, 0.61%, 7/10/48(WAC)	27,838,615	79,574
CSAIL Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.934%, 9/15/52	213,000	180,132
Ser. 15-C2, Class A4, 3.504%, 6/15/57	278,000	273,507
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	427,876
Ser. 15-C1, Class XA, IO, 0.787%, 4/15/50(WAC)	17,380,227	17,983
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	651,000	612,828
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	1,112,894	1,007,817
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 0.919%, 5/25/28(WAC)	10,202,653	303,823
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	5,924,186	458,637
FRB Ser. 20-190, IO, 1.05%, 11/16/62	5,596,228	430,345
GS Mortgage Securities Trust
Ser. 14-GC24, Class AS, 4.162%, 9/10/47(WAC)	408,000	400,343
Ser. 16-GS2, Class B, 3.759%, 5/10/49(WAC)	544,000	518,131
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C24, Class XA, IO, 0.795%, 11/15/47(WAC)	21,533,308	1,725
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	358,000	308,640
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	259,097	238,524
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	327,000	285,139
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 7/16/36 (Cayman Islands)	1,110,092	1,100,360
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	983,000	931,529
Ser. 15-C26, Class AS, 3.885%, 10/15/48(WAC)	399,000	385,818
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	506,000	481,364
FRB Ser. 15-C26, Class XA, IO, 0.959%, 10/15/48(WAC)	12,497,572	54,088
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.638%, 8/15/45(WAC)	319,000	292,750
FRB Ser. 13-C10, Class F, 3.983%, 7/15/46(WAC)	1,661,000	112,174
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.781%, 10/15/51(WAC)	1,050,056	974,418
FRB Ser. 16-UB12, Class XA, IO, 0.646%, 12/15/49(WAC)	20,626,191	239,530
PFP, Ltd. 144A
FRB Ser. 23-10, Class A, 7.70%, 9/16/38	1,229,000	1,233,192
FRB Ser. 21-8, Class A, 6.442%, 8/9/37 (Cayman Islands)	3,739	3,694
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.42%, 10/25/39	502,000	503,566
FRB Ser. 23-FL12, Class A, 7.685%, 5/25/38	443,719	444,274
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.095%, 5/19/38 (Bermuda)	626,000	627,903
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	656,230
Ser. 19-C16, Class B, 4.32%, 4/15/52(WAC)	727,000	656,667
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	355,151
Ser. 17-C3, Class B, 4.092%, 8/15/50(WAC)	313,000	292,189
Ser. 17-C1, Class AS, 3.724%, 6/15/50	472,000	446,179
FRB Ser. 17-C7, Class XA, IO, 0.98%, 12/15/50(WAC)	12,479,848	334,502
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51(WAC)	13,019,644	318,584
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	75,301	227
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class AS, 4.049%, 11/15/48	640,000	621,910
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	997,920
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	403,187
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	725,601
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	236,040
FRB Ser. 18-C43, Class XA, IO, 0.572%, 3/15/51(WAC)	16,970,562	303,603
WF-RBS Commercial Mortgage Trust Ser. 14-C23, Class A5, 3.917%, 10/15/57	335,000	332,756
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.978%, 6/15/44(WAC)	383,000	335,154

		28,206,518
Residential mortgage-backed securities (non-agency) (7.4%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	720,908	735,031
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,747,384	1,766,577
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,394,129	1,400,637
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	143,985	140,391
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	782,577	791,348
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	220,787	223,268
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	1,779,555	1,798,654
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62(WAC)	464,210	462,962
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.487%, 6/25/46(WAC)	355,554	317,601
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.112%, 10/25/28	74,932	79,015
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.012%, 8/25/29	451,546	469,966
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 7.962%, 3/25/30	361,000	367,660
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.047%, 9/25/42	42,000	44,770
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.297%, 6/25/42	349,265	359,543
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.997%, 7/25/42	637,573	655,386
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.647%, 8/25/42	1,060,195	1,085,245
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.547%, 5/25/42	64,088	65,132
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 7.512%, 4/25/49	4,700	4,791
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.497%, 9/25/42	741,395	750,393
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.447%, 10/25/33	108,000	110,092
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 6/25/43	202,314	203,939
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.197%, 11/25/43	199,238	202,085
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.197%, 1/25/42	347,000	352,362
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.147%, 11/25/41	302,000	305,082
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 1/25/34	72,299	72,827
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.697%, 2/25/44	232,751	233,737
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.647%, 2/25/42	17,824	17,899
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.597%, 5/25/44	208,720	209,219
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.347%, 1/25/42	358,773	359,161
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 11/25/41	142,523	142,378
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 9/25/41	218,138	217,566
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.412%, 8/25/28	11,673	12,268
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.212%, 8/25/28	3,764	3,968
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.462%, 9/25/28	34,057	35,300
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.362%, 10/25/28	41,075	43,246
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.162%, 4/25/28	535,540	561,897
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.112%, 9/25/29	135,000	142,145
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.262%, 2/25/30	61,000	63,292
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.112%, 2/25/30	61,616	62,153
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.812%, 1/25/31	472,060	483,111
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.662%, 8/25/30	21,857	22,273
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.847%, 3/25/42	14,000	14,759
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.447%, 3/25/42	24,000	24,975
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.298%, 6/25/42	1,631,064	1,686,172
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.097%, 5/25/42	1,517,658	1,562,136
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.897%, 7/25/42	972,504	1,003,747
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.848%, 9/25/42	78,725	80,326
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.447%, 3/25/42	429,451	436,601
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.347%, 3/25/42	349,580	355,226
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.298%, 9/25/43	83,228	83,895
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.247%, 4/25/42	982,213	991,639
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.247%, 12/25/41	411,000	416,776
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.047%, 7/25/43	197,297	198,699
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 12/25/41	114,000	115,096
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.547%, 1/25/42	209,512	209,812
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.498%, 3/25/44	93,898	94,045
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 2/25/44	19,322	19,338
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 5/25/44	116,294	116,474
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	349,212	334,888
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69(STP)	3,049,000	3,059,225
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	621,483
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.543%, 1/17/38	594,852	596,056
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 7.094%, 11/25/53	261,384	264,084
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64(WAC)	424,000	427,142
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,123,428	1,135,913
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	592,822	594,546
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	369,085	374,250
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.701%, 7/25/54	1,212,000	1,214,264
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	319,273	325,888
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,768,691	1,789,757
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	730,378	730,798
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	443,000	447,615
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.894%, 5/25/46	579,438	502,177
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	353,356
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26(WAC)	363,984	363,307
Verus Securitization Trust 144A Ser. 23-INV2, Class A1, 6.443%, 8/25/68	1,682,232	1,698,500

		37,617,335

Total mortgage-backed securities (cost $66,664,977)		$65,823,853

COLLATERALIZED LOAN OBLIGATIONS (3.4%)(a)
	Principal amount	Value
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.741%, 4/15/35 (Cayman Islands)	$500,000	$500,706
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	750,000	751,373
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	500,000	502,835
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.794%, 11/22/34 (Cayman Islands)	250,000	250,320
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.733%, 10/15/34 (Cayman Islands)	369,000	369,482
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	800,000	802,223
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.615%, 7/23/37 (Cayman Islands)	1,000,000	1,000,750
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	750,000	751,289
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	500,000	500,517
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	500,000	500,842
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	500,000	500,653
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	450,000	450,577
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	1,000,000	1,000,631
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.786%, 7/25/34 (Cayman Islands)	400,000	400,532
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	500,000	500,333
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	1,000,000	1,001,193
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	250,000	250,065
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.792%, 7/20/37 (Cayman Islands)	500,000	499,993
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	850,000	852,797
Palmer Square CLO, Ltd. 144A FRB Ser. 24-2A, Class A1, (CME Term SOFR 3 Month + 1.40%), 6.694%, 7/20/37 (Cayman Islands)	700,000	703,957
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	850,000	851,063
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-2A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.704%, 7/20/34 (Cayman Islands)	400,000	400,513
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	650,000	650,899
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.344%, 7/20/34 (Cayman Islands)	500,000	500,734
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	500,000	499,775
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.726%, 7/25/34 (Cayman Islands)	300,000	300,321
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	500,000	500,234
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 7.144%, 7/20/30 (Cayman Islands)	350,000	351,057
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	450,000	452,469
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	500,000	501,064

Total collateralized loan obligations (cost $16,965,326)		$17,099,197

ASSET-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$1,496,000	$1,477,283
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	500,000	503,550
Capital One Multi-Asset Execution Trust
Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	497,579
Ser. 22-A2, Class A, 3.49%, 5/15/27	523,000	516,080
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	177,375
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	1,998,000	2,003,622
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	483,000	476,153
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,016,542
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	1,444,000	1,431,066
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	910,956
Ser. 22-A, Class A3, 3.06%, 2/15/27	185,512	183,421
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,739,194
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	1,007,569
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.25%, 8/4/25	1,210,000	1,209,220
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	1,620,000	1,617,150
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	547,892
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	505,000	507,160

Total asset-backed securities (cost $16,711,864)		$16,821,812

SHORT-TERM INVESTMENTS (6.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	34,167,980	$34,167,980
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	640,000	640,000

Total short-term investments (cost $34,807,980)		$34,807,980
TOTAL INVESTMENTS

Total investments (cost $592,991,846)		$597,095,314

TBA SALE COMMITMENTS OUTSTANDING at 7/31/24 (proceeds receivable $3,455,000) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 2.50%, 8/1/54	$2,000,000	8/20/24	$1,721,433
Uniform Mortgage-Backed Securities, 3.00%, 8/1/54	2,000,000	8/13/24	1,745,545

Total			$3,466,978

Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $508,180,086.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$28,863,712	$175,108,070	$169,803,802	$841,688	$34,167,980

	Total Short-term investments	$28,863,712	$175,108,070	$169,803,802	$841,688	$34,167,980
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment(s), in part or in entirety (Note 1).
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$16,821,812	$—
Collateralized loan obligations	—	17,099,197	—
Corporate bonds and notes	—	145,621,585	—
Mortgage-backed securities	—	65,823,853	—
U.S. government and agency mortgage obligations	—	158,255,046	—
U.S. treasury obligations	—	158,665,841	—
Short-term investments	640,000	34,167,980	—

Totals by level	$640,000	$596,455,314	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(3,466,978)	$—

Totals by level	$—	$(3,466,978)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com